Goodwill - Disclosure Of Reconciliation Of Changes In Goodwill (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 8,911,445	¥ 8,911,445	¥ 8,918,108
Additional recognition, goodwill	258,592	0	6,663
Decrease through classified as held for sale, goodwill	0	0	0
Foreign exchange adjustments	5,502
Goodwill	9,175,539	8,911,445	8,911,445
Puhui [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,911,000
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,985,860	8,988,375	9,117,382
Additional recognition, goodwill	258,592	0
Decrease through classified as held for sale, goodwill	(6,663)	(2,515)	(129,007)
Foreign exchange adjustments	5,502
Goodwill	9,243,291	8,985,860	8,988,375
Gross carrying amount [member] | Puhui [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	8,911,445	8,911,445	8,911,445
Additional recognition, goodwill	0
Decrease through classified as held for sale, goodwill	0	0	0
Goodwill	8,911,445	8,911,445	8,911,445
Gross carrying amount [member] | Tianjin Guarantee [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		0	126,207
Decrease through classified as held for sale, goodwill			(126,207)
Goodwill			0
Gross carrying amount [member] | Pingan jixin [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	67,752	67,752	67,752
Additional recognition, goodwill	0
Decrease through classified as held for sale, goodwill	0	0	0
Goodwill	67,752	67,752	67,752
Gross carrying amount [member] | Lu International Hong Kong Limited [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,663	6,663	6,663
Additional recognition, goodwill	0
Decrease through classified as held for sale, goodwill	(6,663)	0	0
Goodwill	0	6,663	6,663
Gross carrying amount [member] | Yunque dongfang [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill		0	2,800
Decrease through classified as held for sale, goodwill			(2,800)
Goodwill			0
Gross carrying amount [member] | Jinniu loan [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0	2,515	2,515
Decrease through classified as held for sale, goodwill		(2,515)	0
Goodwill		0	2,515
Gross carrying amount [member] | PAObank [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	0
Additional recognition, goodwill	258,592
Decrease through classified as held for sale, goodwill	0
Foreign exchange adjustments	5,502
Goodwill	264,094	0
Impairment losses [member]
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	(74,415)	(76,930)	(199,274)
Additional recognition, goodwill	0	0	6,663
Decrease through classified as held for sale, goodwill	6,663	2,515	129,007
Goodwill	¥ (67,752)	¥ (74,415)	¥ (76,930)